Subsequent Events (Details Narrative) (10-K) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Option to purchase shares of common stock was granted		1,833,334	2,161,458	6,156,580
Exercisable price		$ 0.41	$ 0.41	$ 0.41	$ 0.47
Subsequent Event [Member] | Tranche One [Member]
Option to purchase shares of common stock was granted	50,000
Share-based compensation arrangement by share-based payment award, expiration period	90 days
Termination date	Sep. 30, 2027
Subsequent Event [Member] | Tranche Two [Member]
Option to purchase shares of common stock was granted	500,000
Share-based compensation arrangement by share-based payment award, expiration period	10 years
Exercisable price	$ 0.16
Share-based compensation arrangement by share-based payment award, award vesting period	4 years
Subsequent Event [Member] | Tranche Three [Member]
Option to purchase shares of common stock was granted	166,667
Share-based compensation arrangement by share-based payment award, expiration period	5 years
Exercisable price	$ 0.16
Share-based compensation arrangement by share-based payment award, award vesting period	1 year
Subsequent Event [Member] | Tranche Four [Member] | Employee [Member]
Option to purchase shares of common stock was granted	166,667
Share-based compensation arrangement by share-based payment award, expiration period	5 years
Exercisable price	$ 0.16
Share-based compensation arrangement by share-based payment award, award vesting period	1 year